Cash Distributions and Earnings/ (Losses) per unit	6 Months Ended
Jun. 30, 2017
Cash Distributions And Earnings Per Unit [Abstract]
CASH DISTRIBUTIONS AND EARNINGS/ (LOSSES) PER UNIT
NOTE 12: CASH DISTRIBUTIONS AND EARNINGS/ (LOSSES) PER UNIT
The partnership agreement of Navios Midstream requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.4125 per unit or $1.65 per unit per year and is made in the following manner:

•	First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.4125 plus any arrearages from previous quarters;

•	Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.4125; and

•	Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4744.

Thereafter there are incentive distribution rights held by the General Partner, which are analyzed as follows:

			Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Total Amount		Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution		$0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $	0.4744	85.0%	2.0%	13.0%
	up to $	0.5156
Third Target Distribution	above $	0.5156	75.0%	2.0%	23.0%
	up to $	0.6188
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

On January 23, 2017, the Company's Board of Directors authorized its quarterly cash distribution for the three month period ended December 31, 2016 of $0.4225 per unit. The distribution was paid on February 14, 2017 to all holders of record of common, subordinated, subordinated Series A units and general partner units on February 9, 2017. The aggregate amount of the distribution paid was $9,019.
On April 24, 2017, the Company's Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended March 31, 2017 of $0.4225 per unit. The distribution was paid on May 11, 2017 to all holders of record of common, subordinated, subordinated Series A units and general partner units on May 5, 2017. The aggregate amount of the declared distribution was $9,030.
For the period subsequent to the IPO, Navios Midstream calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Midstream's partnership agreement, net of the unallocated earnings. Basic earnings per unit are determined by dividing net income by the weighted average number of units outstanding during the period. Basic and diluted net earnings per unit are the same because the Company does not have any potentially dilutive units outstanding for the period presented.
In determining earnings per unit, the net loss for the period prior to the IPO, has been allocated to the general partner.
Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.
The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period ended June 30, 2017 (unaudited)	Three Month Period ended June 30, 2016 (unaudited)	Six Month Period ended June 30, 2017 (unaudited)	Six Month Period ended June 30, 2016 (unaudited)
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$1,960	$5,889	$6,462	$13,384
Earnings attributable to:
Common unit holders	$918	$2,659	$3,026	$6,043
Subordinated unit holders Series A	$146	$453	$482	$1,030
Subordinated unit holders	$856	$2,659	$2,827	$6,043
General Partner	$40	$118	$127	$268
Weighted average units outstanding (basic and diluted)
Common unit holders	10,004,384	9,342,692	9,934,312	9,342,692
Subordinated unit holders Series A	1,592,920	1,592,920	1,592,920	1,592,920
Subordinated unit holders	9,342,692	9,342,692	9,342,692	9,342,692
General Partner	$427,250	$413,843	$425,317	$413,843
Earnings per unit (basic and diluted):
Common unit holders	$0.10	$0.28	$0.30	$0.65
Subordinated unit holders Series A	$0.10	$0.28	$0.30	$0.65
Subordinated unit holders	$0.10	$0.28	$0.30	$0.65
General Partner	$0.10	$0.28	$0.30	$0.65
Earnings per unit - distributed (basic and diluted):
Common unit holders	$0.42	$0.42	$0.85	$0.85
Subordinated unit holders Series A	$0.42	$0.42	$0.84	$0.85
Subordinated unit holders	$0.42	$0.42	$0.84	$0.85
General Partner	$0.42	$0.42	$0.84	$0.85
(Losses) per unit - undistributed (basic and diluted):
Common unit holders	$(0.32)	$(0.14)	$(0.55)	$(0.20)
Subordinated unit holders Series A	$(0.32)	$(0.14)	$(0.54)	$(0.20)
Subordinated unit holders	$(0.32)	$(0.14)	$(0.54)	$(0.20)
General Partner	$(0.32)	$(0.14)	$(0.54)	$(0.20)